Provision for Contingencies - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in provisions for contingencies
Balance, beginning of the year	R$ 317,069	R$ 246,634
New lawsuits	78,620	44,440
New lawsuits due to acquisition of subsidiaries	1,900
Reversals	(19,010)	(8,795)
Inflation adjustment	13,703	51,867
Settlement of lawsuits	(41,011)	(17,077)
Balance, end of the year	351,270	317,069
Tax and social security
Changes in provisions for contingencies
Balance, beginning of the year	273,324	206,365
New lawsuits	49,754	32,672
Reversals	(13,605)	(4,738)
Inflation adjustment	5,747	42,400
Settlement of lawsuits	(18,350)	(3,375)
Balance, end of the year	296,869	273,324
Labor
Changes in provisions for contingencies
Balance, beginning of the year	40,363	38,430
New lawsuits	28,716	9,888
New lawsuits due to acquisition of subsidiaries	1,900
Reversals	(5,011)	(3,720)
Inflation adjustment	7,481	9,467
Settlement of lawsuits	(22,580)	(13,702)
Balance, end of the year	50,869	40,363
Civil
Changes in provisions for contingencies
Balance, beginning of the year	3,382	1,839
New lawsuits	150	1,880
Reversals	(394)	(337)
Inflation adjustment	475
Settlement of lawsuits	(81)
Balance, end of the year	R$ 3,532	R$ 3,382